Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Sales	$ 5,418	$ 5,363	$ 5,405
Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	5,418	5,363	5,405
Israel [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,548	2,470	2,427
Europe [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,119	2,124	2,296
North America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	1,045	1,045	1,148
Others [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	798	774	503
Subtotal [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	6,510	6,413	6,374
Intercompany sales [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	$ (1,092)	$ (1,050)	$ (969)